FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Interest rate swap transactions
As of December 31, 2019 and 2018, we were party to the following interest rate swap transactions involving the payment of fixed rates in exchange for LIBOR as summarized below:

Instrument (in thousands of $)	Year end	Notional value	Maturity dates	Fixed interest rates
Interest rate swaps:
Receiving floating, pay fixed	2019	737,500	2020/2029	1.68% to 2.37%
Receiving floating, pay fixed	2018	950,000	2019/2021	1.23% to 1.94%

Fair value hierarchy of derivative and non-derivative financial instruments	The carrying value and fair value of our financial instruments at December 31, 2019 and 2018 are as follows:

		2019	2019	2018	2018
(in thousands of $)	Fair value hierarchy	Carrying value	Fair value	Carrying value	Fair value

Non-derivatives:
Cash and cash equivalents	Level 1	222,123	222,123	217,835	217,835
Restricted cash and short-term deposits	Level 1	188,289	188,289	486,426	486,426
Current portion of long-term debt and short-term debt (1)(2)	Level 2	(1,244,599)	(1,244,599)	(732,184)	(732,184)
Long-term debt – convertible bonds (2)	Level 2	(368,134)	(355,943)	(353,661)	(373,029)
Long-term debt (2)	Level 2	(956,018)	(956,018)	(1,496,351)	(1,496,351)
Derivatives:
Oil derivative instrument	Level 2	45,640	45,640	84,730	84,730
Interest rate swaps asset (3)	Level 2	84	84	10,770	10,770
Interest rate swaps liability (3)	Level 2	(5,798)	(5,798)	—	—
Foreign exchange swaps asset (3)	Level 2	1,246	1,246	—	—
Foreign exchange swaps liability (3)	Level 2	—	—	(1,322)	(1,322)
Total return equity swap liability (3)(4)	Level 2	(50,407)	(50,407)	(70,804)	(70,804)

(1)The carrying amounts of our short-term debts and loans receivable approximate their fair values because of the near term maturity of these instruments.
(2)Our debt obligations are recorded at amortized cost in the consolidated balance sheets. The amounts presented in the table, are gross of the deferred charges amounting to $32.9 million and $16.8 million at December 31, 2019 and December 31, 2018, respectively.
(3)The fair value of certain derivative instruments is the estimated amount that we would receive or pay to terminate the agreements at the reporting date, taking into account current interest rates, foreign exchange rates, closing quoted market prices and our creditworthiness and that of our counterparties.
(4)The fair value of total return equity swaps is calculated using the closing prices of the underlying listed shares, dividends paid since inception and the interest rate charged by the counterparty.

Fair value of derivative instruments on a gross basis
The following table summarizes the fair value of our derivative instruments on a gross basis (none of which have been designated as hedges) recorded in our consolidated balance sheets as of December 31, 2019 and 2018:

	Balance sheet classification	2019	2018
(in thousands of $)
Asset derivatives
Oil derivative instrument	Other non-current assets	45,640	84,730
Foreign exchange swaps	Other current and non-current assets	1,246	—
Interest rate swaps	Other current and non-current assets	84	10,770
Total asset derivatives		46,970	95,500
Liability derivatives
Total return equity swap	Other current liabilities	50,407	70,804
Interest rate swaps	Other current liabilities	5,798	—
Foreign exchange swaps	Other current liabilities	—	1,322
Total liability derivatives		56,205	72,126

Offsetting assets and liabilities
We have elected not to offset the fair values of derivative assets and liabilities executed with the same counterparty that are generally subject to enforceable master netting arrangements. However, if we were to offset and record the asset and liability balances of derivatives on a net basis, the amounts presented in our consolidated balance sheets as of December 31, 2019 and 2018 would be adjusted as detailed in the following table:

	2019			2018
	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount
(in thousands of $)
Total asset derivatives	84	(52)	32	10,770	—	10,770
Total liability derivatives	5,798	(52)	5,746	—	—	—